UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust (Exact name of registrant as specified in charter)

127 NW 13th Street, Suite 13, Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St., Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: (800) 950-9112

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1. Report to Stockholders.

IPS Strategic Capital Absolute Return Fund
Institutional Class Shares (Ticker Symbol: IPSAX)

A series of the WP TRUST SEMI-ANNUAL REPORT August 31, 2023

Investment Adviser

IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd., Suite 540
Denver, CO 80226

Table of Contents

WP Trust

Investment Highlights	2
Allocation of Portfolio Holdings	2
Schedule of Investments	3
Schedule of Options Written	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8

NOTES TO FINANCIAL STATEMENTS	9

ADDITIONAL INFORMATION	16

2023 Semi-Annual Report 1

IPS Strategic Capital Absolute Return Fund (Unaudited)

INVESTMENT HIGHLIGHTS August 31, 2023

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to be equal to, or less than that of, the market in total.

Allocation of Portfolio Holdings
(% of Investments Net of Options Written) as of August 31, 2023

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2023, and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments and Schedule of Options Written.

2023 Semi-Annual Report 2

IPS Strategic Capital Absolute Return Fund

				Schedule of Investments
				August 31, 2023 (Unaudited)
Shares / Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity Funds - Equity
1	SPDR S&P 500 ETF Trust			$450
Total for Exchange Traded Funds (Cost $209)				450	0.00%

U.S. TREASURY BILLS
$ 2,500,000	5.24%, due 09/26/2023 ** *** +			2,490,829
2,500,000	5.27%, due 10/31/2023 ** *** +			2,478,003
2,500,000	4.76%, due 11/28/2023 ** *** +			2,467,602
Total for Government Securities (Cost $7,436,508)				7,436,434	16.04%
MONEY MARKET FUNDS
4,079,398	Federated Hermes Government Obligations Fund - Institutional			4,079,398
	Class 5.18% ****			4,079,398	8.80%
Total for Money Market Funds (Cost $4,079,398)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
Call Options Purchased
CBOE S&P 500 Index *
September 15, 2023, Call @ $3,950		9	$3,555,000	510,885
September 15, 2023, Call @ $4,000		50	20,000,000	2,589,500
September 15, 2023, Call @ $4,570		23	10,511,000	36,455
November 17, 2023, Call @ $4,000		50	20,000,000	2,805,000
November 17, 2023, Call @ $4,175		5	2,087,500	199,525
December 15, 2023, Call @ $4,000		50	20,000,000	2,916,500
December 15, 2023, Call @ $4,175		9	3,757,500	382,410
January 19, 2024, Call @ $4,025		4	1,610,000	236,540
January 19, 2024, Call @ $4,075		4	1,630,000	218,660
February 16, 2024, Call @ $4,000		53	21,200,000	3,368,945
February 16, 2024, Call @ $4,075		3	1,222,500	170,970
February 16, 2024, Call @ $4,175		4	1,670,000	193,620
March 15, 2024, Call @ $4,000		53	21,200,000	3,477,860
March 15, 2024, Call @ $4,075		7	2,852,500	413,735
April 19, 2024, Call @ $4,100		5	2,050,000	299,800
May 17, 2024, Call @ $4,150		8	3,320,000	464,320
June 21, 2024, Call @ $4,000		43	17,200,000	3,130,830
June 21, 2024, Call @ $4,175		10	4,175,000	586,650
July 19, 2024, Call @ $4,400		8	3,520,000	352,040
August 16, 2024, Call @ $4,550		9	4,095,000	323,775
Total Call Options Purchased (Premiums Paid $15,590,322)			165,656,000	22,678,020

Put Options Purchased
CBOE S&P 500 Index *
September 15, 2023 Puts @ $4,565		10	4,565,000	63,600
September 15, 2023 Puts @ $5,000		50	25,000,000	2,404,250
November 17, 2023 Puts @ $5,000		50	25,000,000	2,223,000
December 15, 2023 Puts @ $5,000		50	25,000,000	2,159,750
February 16, 2024 Puts @ $5,000		53	26,500,000	2,154,715
March 15, 2024 Puts @ $5,000		53	26,500,000	2,135,900
June 21, 2024 Puts @ $5,000		43	21,500,000	1,716,990
Total Put Options Purchased (Premiums Paid $25,027,912)			154,065,000	12,858,205
Total Options Purchased (Premiums Paid $40,618,234)			$319,721,000	35,536,225	76.63%
Total Investments (Cost $52,134,349)				47,052,507	101.47%
Liabilities in Excess of Other Assets				(682,080)	-1.47%
Net Assets				$46,370,427	100.00%

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at August 31, 2023.
*** Level 2 valuation. See Note 2.
**** The rate shown represents the 7-day yield at August 31, 2023.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 3

IPS Strategic Capital Absolute Return Fund

		Schedule of Options Written
		August 31, 2023 (Unaudited)
CALL/PUT OPTIONS WRITTEN		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Call Options Written
CBOE S&P 500 Index *
September 15, 2023, Call @ $5,000	50	$25,000,000	$375
November 17, 2023, Call @ $5,000	50	25,000,000	12,875
December 15, 2023, Call @ $5,000	50	25,000,000	32,750
February 16, 2024, Call @ $5,000	53	26,500,000	127,465
March 15, 2024, Call @ $5,000	53	26,500,000	187,885
June 21, 2024, Call @ $5,000	43	21,500,000	375,175
Total Call Options Written (Premiums Received $975,126)		149,500,000	736,525
Put Options Written
CBOE S&P 500 Index *
September 15, 2023, Put @ $4,000	50	20,000,000	5,750
September 15, 2023, Put @ $4,125	8	3,300,000	1,240
September 15, 2023, Put @ $4,290	20	8,580,000	6,400
November 17, 2023, Put @ $4,000	50	20,000,000	76,500
December 15, 2023, Put @ $3,400	15	5,100,000	10,800
December 15, 2023, Put @ $4,000	50	20,000,000	124,000
January 19, 2024, Put @ $3,200	7	2,240,000	5,985
January 19, 2024, Put @ $3,300	6	1,980,000	5,970
February 16, 2024, Put @ $3,250	6	1,950,000	7,560
February 16, 2024, Put @ $3,325	8	2,660,000	11,360
February 16, 2024, Put @ $4,000	53	21,200,000	237,175
March 15, 2024, Put @ $3,225	13	4,192,500	20,410
March 15, 2024, Put @ $4,000	53	21,200,000	286,200
April 19, 2024, Put @ $3,250	9	2,925,000	18,675
May 17, 2024, Put @ $3,325	14	4,655,000	38,150
June 21, 2024, Put @ $3,350	17	5,695,000	56,525
June 21, 2024, Put @ $4,000	43	17,200,000	365,285
July 19, 2024, Put @ $3,525	15	5,287,500	71,025
August 16, 2024, Put @ $3,625	14	5,075,000	84,770
Total Put Options Written (Premiums Received $8,619,605)		173,240,000	1,433,780
Total Options Written (Premiums Received $9,594,731)		$322,740,000	$2,170,305

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 4

IPS Strategic Capital Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)
August 31, 2023

Assets:
Investments at Fair Value*	$47,052,507
Deposit at Broker for Options Written	1,550,668
Dividends and Interest Receivable	10,333
Prepaid Expenses	5,676
Total Assets	48,619,184
Liabilities:
Options Written at Fair Value (Premiums Received $9,594,731)	2,170,305
Payable to Adviser	39,045
Payable to Administrator	1,506
Payable to Trustees	1,363
Payable for Shareholder Redemptions	5,018
Other Accrued Expenses	31,520
Total Liabilities	2,248,757
Net Assets	$46,370,427
Net Assets Consist of:
Paid In Capital	$47,238,015
Total Distributable Earnings (Accumulated Deficit)	(867,588)
Net Assets	$46,370,427

Net Asset Value, Offering and Redemption Price	$9.78

* Investments at Identified Cost	$52,134,349

Shares Outstanding (Unlimited number of shares	4,741,023
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 5

IPS Strategic Capital Absolute Return Fund

Statement of Operations (Unaudited)
For the six month period ended August 31, 2023

Investment Income:
Interest	$261,109
Dividends	38,444
Total Investment Income	299,553
Expenses:
Management Fees	221,511
Portfolio Software Fees	30,246
Fund Accounting & Transfer Agent Fees	23,920
Legal Fees	15,640
Administration Expense	15,506
Audit Fees	9,829
Miscellaneous Expense	9,200
Compliance Officer Expense	6,050
Registration Expense	5,599
Custody Fees	5,546
Trustees Fees	4,992
Printing and Postage Expense	1,840
Insurance Expense	1,472
Total Expenses	351,351

Net Investment Income (Loss)	(51,798)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	1,977
Net Realized Gain (Loss) on Options Purchased	(2,832,205)
Net Realized Gain (Loss) on Options Written	4,211,552
Net Change in Unrealized Appreciation (Depreciation) on Investments	17,820
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	(1,365,777)
Net Change in Unrealized Appreciation (Depreciation) on Options Written	3,706,303
Net Realized and Unrealized Gain (Loss) on Investments	3,739,670

Net Increase (Decrease) in Net Assets from Operations	$3,687,872

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 6

IPS Strategic Capital Absolute Return Fund

Statements of Changes in Net Assets
	(Unaudited)
	3/1/2023	3/1/2022
	to	to
	8/31/2023	2/28/2023
From Operations:
Net Investment Income (Loss)	$(51,798)	$(64,264)
Net Realized Gain (Loss) on Investments and Options
Contracts	1,381,324	(4,465,290)
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Contracts	2,358,346	(90,761)
Net Increase (Decrease) in Net Assets from Operations	3,687,872	(4,620,315)
From Distributions to Shareholders:	-	(5,030,959)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,443,741	2,632,415
Shares Issued on Reinvestment of Dividends	-	5,030,633
Cost of Shares Redeemed	(2,092,267)	(22,346,831)
Net Increase (Decrease) from Shareholder Activity	351,474	(14,683,783)
Net Increase (Decrease) in Net Assets	4,039,346	(24,335,057)

Net Assets at Beginning of Period	42,331,081	66,666,138

Net Assets at End of Period	$46,370,427	$42,331,081

Share Transactions:
Issued	255,659	249,065
Reinvested	-	549,650
Redeemed	(223,489)	(2,213,575)
Net Increase (Decrease) in Shares	32,170	(1,414,860)

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 7

IPS Strategic Capital Absolute Return Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	(Unaudited)
	3/1/2023		3/1/2022	3/1/2021	3/1/2020		3/1/2019		3/1/2018
	to		to	to	to		to		to
	8/31/2023		2/28/2023	2/28/2022	2/28/2021		2/29/2020		2/28/2019
Net Asset Value - Beginning of Period	$8.99		$10.89	$10.74	$10.00		$9.54		$10.66
Net Investment Income (Loss) (a)	(0.01)		(0.01)	(0.07)	(0.11)		-	+	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized)	0.80		(0.82)	0.83	0.90		0.46		(0.20)
Total from Investment Operations	0.79		(0.83)	0.76	0.79		0.46		(0.22)
Distributions (From Net Investment Income)	-		-	-	-	+	-		-
Distributions (From Capital Gains)	-		(1.07)	(0.61)	(0.05)		-		(0.90)
Total Distributions	-		(1.07)	(0.61)	(0.05)		-		(0.90)

Net Asset Value - End of Period	$9.78		$8.99	$10.89	$10.74		$10.00		$9.54
Total Return (b)	8.79%	*	(7.59)%	6.70%	7.90%		4.82%		(2.05)%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$46,370		$42,331	$66,666	$61,648		$51,701		$62,598
Ratio of Expenses to Average Net Assets (c) (e)	1.59%	**	1.50%	1.50%	1.67%		1.65%		1.84%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c) (d) (e)	(0.23)%	**	(0.12)%	(0.56)%	(1.07)%		0.00%	+	(0.15)%
Portfolio Turnover Rate	0.00%	*	453.75%	0.00%	50.17%		0.00%		0.00%

* Not annualized.
** Annualized.
+ Less than $0.005/0.005% per share.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies (“ETFs”) in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies (“ETFs”) in which the Fund invests.
(e) The ratios include 0.00%, 0.06%, 0.00%, 0.00%, 0.00% and 0.33% of interest expense during the period ended
August 31, 2023, and the fiscal years ended February 28, 2023, February 28, 2022, February 28, 2021, February 29,
2020 and February 28, 2019, respectively.

The accompanying notes are an integral part of these financial statements.

2023 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
August 31, 2023
(Unaudited)

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). As of August 31, 2023, there were two series authorized by the Trust. The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently, only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The Fund is an investment company that follows the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP"). The Fund follows the significant accounting policies described in this section.

SHARE VALUATION: The net asset value (“NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. For the Institutional Class, the offering price and redemption price per share is equal to the NAV per share.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 2.

OPTIONS: The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

2023 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

ETFs AND MONEY MARKET FUNDS: The Fund may invest in ETFs and money market funds (“MM Funds”). An ETF is a fund that may hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. Some ETF portfolios are designed to track the performance of an index and it is possible the ETF’s performance may not closely track its index. ETFs and MM Funds incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses; and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

SHORT SALES OF SECURITIES: The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short-sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

In addition, the Fund may make short sales “against the box” (i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short, or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

FUTURES CONTRACTS: The Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent the Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to the Fund's position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in equity securities and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of equity securities that it intends to buy. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

2023 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

As of and during the six month period ended August 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six month period ended August 31, 2023, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

In addition, GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

OTHER: Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income and interest expenses, if any, are recognized on an accrual basis. Discounts and premiums on fixed income securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS
PROCESSES AND STRUCTURE: The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Valuation Designee to apply those guidelines in determining fair value prices, subject to review by the Board.

HIERARCHY OF FAIR VALUE INPUTS: The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

2023 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (ETFs). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price on the primary exchange or market on which the security trades. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid or ask, it is generally categorized as a level 2 security. When market quotations are not readily available or when a Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the fair value pricing procedures and are categorized as level 2 or level 3, as appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments. Listed derivatives, including purchased options and written options, will be valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized a level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, or if the Valuation Designee determines that the mean of the bid and ask price does not accurately reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.

Fixed income securities. Fixed income securities, including government securities denominated in U.S. dollars, valued using market quotations in an active market, will be categorized as level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as level 2 securities.

In accordance with the Trust's Valuation and Fair Value Pricing Policies and Procedures, the Fund's Valuation Committee, which includes the Valuation Designee, shall consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by a Fund's Valuation Committee is the price at which the security could reasonably be sold in a current market transaction. Methods that are in accord with this principle may, for example, be based on a multiple of earnings; a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or yield to maturity and credit spread with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2023:

2023 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$450	$ –	$–	$450
Government Securities	–	7,436,434	–	7,436,434
Options Purchased	35,536,225	–	–	35,536,225
Money Market Funds	4,079,398	–	–	4,079,398
Total	$39,616,073	$7,436,434	$–	$47,052,507

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$2,170,305	$–	$–	$2,170,305
Total	$2,170,305	$–	$–	$2,170,305

Refer to the Fund’s Schedule of Investments for a listing of securities by industry and options by type. The Fund did not hold any level 3 assets during the six month period ended August 31, 2023.

3. DERIVATIVES TRANSACTIONS
The Fund has adopted a derivative risk management program under Rule 18f-4 of the 1940 Act which governs the Fund’s use of derivative transactions. As part of the program, the Board has appointed a member of the Fund’s Adviser as the derivatives risk manager. As of August 31, 2023, portfolio securities valued at $7,436,434 were held in segregated accounts by the custodian as collateral for options written, as well as $1,550,668, which was held in deposit at the broker as collateral by the Fund.

The average monthly notional values of futures contracts purchased long and short and options contracts purchased and written by the Fund for the six month period ended August 31, 2023, were as follows:

Derivative Type	Average Notional Value
Call Options Purchased	$173,523,643
Put Options Purchased	$166,277,429
Call Options Written	($150,114,286)
Put Options Written	($189,822,929)

During the six month period ended August 31, 2023, the Fund did not engage in futures contracts.

As of August 31, 2023, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts/Total
Call Options Purchased	Investments at Fair Value	$22,678,020
Put Options Purchased	Investments at Fair Value	12,858,205
Total Assets		$35,536,225

Liabilities	Location	Equity Contracts/Total
Call Options Written	Options Written at Fair Value	$736,525
Put Options Written	Options Written at Fair Value	1,433,780
Total Liabilities		$2,170,305

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended August 31, 2023, are recorded in the following locations in the Statement of Operations:

Net Change in Unrealized
Appreciation (Depreciation) on:	Location	Equity Contracts/Total
Call Options Purchased	Options Purchased	$9,175,134
Put Options Purchased	Options Purchased	(10,540,911)
Call Options Written	Options Written	(111,341)
Put Options Written	Options Written	3,817,644
		$2,340,526

Net Realized Gain (Loss) on:	Location	Equity Contracts/Total
Call Options Purchased	Options Purchased	$521,452
Put Options Purchased	Options Purchased	(3,353,657)
Call Options Written	Options Written	103,995
Put Options Written	Options Written	4,107,557
		$1,379,347

2023 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

All open derivative positions at August 31, 2023, are reflected on the Fund's Schedule of Investments and Schedule of Options Written.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of August 31, 2023.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
			Gross	Net Amount of
			Amounts	Assets
	Gross		Offset in the	Presented in the				Cash
	Amounts of		Statement of	Statement of		Financial		Collateral
	Recognized		Assets and	Assets and		Instruments		Pledged of	Net Amount
Description	Assets		Liabilities	Liabilities		Pledged		Assets	of Assets
Options Purchased	$35,536,255	(1)	$-	$35,536,255	(1)	$ (2,170,305)	(2)	$-	$ 33,365,950

Total	$35,536,255		$-	$35,536,255		$(2,170,305)		$-	$ 33,365,950

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
			Gross	Net Amount of
			Amounts	Liabilities
	Gross		Offset in the	Presented in the
	Amounts of		Statement of	Statement of		Financial		Cash
	Recognized		Assets and	Assets and		Instruments		Collateral	Net Amount
Description	Liabilities		Liabilities	Liabilities		Pledged		Pledged	of Liabilities
Options Written	$(2,170,305)	(3)	$-	$(2,170,305)	(3)	$2,170,305	(2)	$-	$-

Total	$(2,170,305)		$-	$(2,170,305)		$2,170,305		$-	$-

(1) Purchased options at value as presented in the Schedule of Investments.
(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3) Written options at value as presented in the Schedule of Options Written.

4.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended August 31, 2023, the Adviser earned $221,511 of advisory fees. At August 31, 2023, $39,045 was due to the Adviser.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for all the Funds in the Trust, pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund of the Trust pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out of pocket expenses. For its services to the Fund, during the six month period ended August 31, 2023, amounts earned by PFS were $15,506. At August 31, 2023, $1,506 was due to the Administrator.

An officer of the Fund is also an employee of the Administrator.

5.) INVESTMENT TRANSACTIONS
For the six-month period ended August 31, 2023, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $6,595,252 and $0, respectively.

6.) TAX MATTERS
For federal income tax purposes, at August 31, 2023, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

2023 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

Cost of Investments	$11,516,115

Gross Unrealized Appreciation	$349
Gross Unrealized Depreciation	(179)
Net Unrealized Appreciation (Depreciation) on Investments	$167

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2023, the Fund’s most recent fiscal year end, was as follows:

Accumulated Capital and Other Losses	$ (4,537,807)
Unrealized Depreciation	(17,653)
$ (4,555,460)

As of February 28, 2023, accumulated capital and other losses include $188 of losses on straddles from options and $4,537,619 of capital loss carryforward with no expiration date. Of the capital loss carryforward, $1,839,202 is characterized as short-term and $2,698,417 is characterized as long-term.

As of February 28, 2023, the Fund recorded reclassifications to decrease Paid In Capital and increase Accumulated Deficit by $66,315, which was primarily related to the result of net operating losses.

During the fiscal year ended February 28, 2023, the Fund distributed $5,030,959 of ordinary income.

During the six month period ended August 31, 2023, the Fund did not have any distributions.

7.) COMMITMENTS AND CONTINGENCIES
In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2023 Semi-Annual Report 15

ADDITIONAL INFORMATION August 31, 2023 (Unaudited) EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 1, 2023, and held through August 31, 2023.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Fund and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, or exchange fees or expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	March 1, 2023 to
	March 1, 2023	August 31, 2023	August 31, 2023

Actual	$1,000.00	$1,087.88	$8.34

Hypothetical	$1,000.00	$1,017.14	$8.06
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Fund publicly files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

2023 Semi-Annual Report 16

Additional Information (Unaudited) - continued

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s website at http://www.sec.gov.

2023 Semi-Annual Report 17

WP TRUST
127 NW 13th Street
Suite 13
Boca Raton, FL 33432

INVESTMENT ADVISER
IPS Strategic Capital, Inc.
215 S. Wadsworth Blvd.
Suite 540
Denver, CO 80226

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 11/2/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Charles S. Stoll Charles S. Stoll Principal Executive Officer

Date: 11/2/2023

By: /s/James Craft James Craft Chief Financial Officer

Date: 11/3/2023